Additional Financial Information (Narrative) (Details)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2015	Dec. 31, 2015
Additional Financial Information [Line Items]
Number of customers exceeding threshold for significance	0	0	0
Threshold for customer significance (as a percent of consolidated revenues) (in hundredths)	10.00%	10.00%	10.00%
Concentration Risk [Line Items]
Approximate number of persons employed at a point in time				253,000
Workforce Subject to Collective Bargaining Arrangements [Member]
Concentration Risk [Line Items]
Percentage of employees represented by CWA, IBEW, or other unions				53%
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Non Mobility [Member]
Concentration Risk [Line Items]
Number of employees under contracts where union may call a work stoppage					41,000
Relevant union contract expiration year					2015/12/31
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Midwest Wireline [Member]
Concentration Risk [Line Items]
Number of employees under contracts where union may call a work stoppage					12,000
Relevant union contract expiration year					2015/12/31
Number of states in which entity operates					5
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Southeast Wireline [Member]
Concentration Risk [Line Items]
Number of employees under contracts where union may call a work stoppage					24,000
Relevant union contract expiration year					2015/12/31
Number of states in which entity operates					9